Fair Value Measurements - Assets Measured at Fair Value on a Recurring Basis (Detail) - Fair Value, Measurements, Recurring [Member]	Mar. 31, 2014 USD ($)
Available-for-sale investments:
Financial assets measured at fair value	$ 1,050,500
Unlisted Investments [Member] | Level 2 [Member]
Available-for-sale investments:
Financial assets measured at fair value	$ 1,050,500